Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Business Combination
Summary of fair value of assets acquired and liabilities assumed as part of the Acquisition

Consideration:
Cash	$892,500
Deferred consideration arrangement	817,500
Fair value of total consideration transferred	1,710,000
Estimated fair value of assets acquired and liabilities assumed:
Cash	65,042
Accounts receivable	248,816
Inventory	62,656
Other receivables	149,398
Goodwill	1,453,486
Total assets acquired	1,979,398
Accounts payable	120,000
Debt, inclusive of PPP	149,398
Total liabilities assumed	269,398
Net assets acquired	$1,710,000

Fair value of assets acquired and liabilities assumed:
Cash	$505,317
Accounts receivable	11,097,858
Inventories	2,707,640
Prepaid expenses and other	144,447
Property and equipment, net	388,511
Goodwill	14,076,674
Intangible assets, net	25,234,000
Total assets acquired	$54,154,447
Accounts payable	$136,989
Accrued expenses and other current liabilities	7,658,103
Deferred tax liability	1,400,653
Total liabilities assumed	$9,195,745
Net assets acquired	$44,958,702